Shareholder Report	6 Months Ended
Sep. 30, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Franklin ETF Trust
Entity Central Index Key	0001551895
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Franklin Short Duration U.S. Government ETF
Shareholder Report [Line Items]
Fund Name	Franklin Short Duration U.S. Government ETF
Class Name	Franklin Short Duration U.S. Government ETF
Trading Symbol	FTSD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Short Duration U.S. Government ETF for the period April 1, 2025, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Franklin Short Duration U.S. Government ETF	$12	0.24%
[1],[2]
Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.24%
Net Assets	$ 245,999,446
Holdings Count | $ / shares	345
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2025)

Total Net Assets	$245,999,446
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	345
Portfolio Turnover Rate	32%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of September 30, 2025) Portfolio Composition* (% of Total Investments)	[3]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[2]
†	Annualized.

[3]
*	Does not include derivatives, except purchased options, if any.